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WASHINGTON, D.C.

April 11, 2005

BY EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

SunGard Data Systems Inc.

Preliminary Proxy Statement and Form of Proxy

Dear Sir or Madam:

        On behalf of SunGard Data Systems Inc. (the “Company” or “SunGard”), transmitted herewith via the Securities and Exchange Commission’s EDGAR system for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is the Company’s preliminary Proxy Statement on Schedule 14A and form of proxy (together, the “Proxy Materials”) that will be mailed to SunGard stockholders as soon as possible after April 22, 2005 in connection with the 2005 annual meeting of SunGard stockholders. We are also submitting herewith via the Securities and Exchange Commission’s EDGAR system for filing pursuant to Section 13(e) of the Exchange Act a Rule 13e-3 Transaction Statement on Schedule 13E-3.

        Pursuant to Rule 0-11(c)(1) of the Exchange Act, the Company caused the fee required to be paid in connection with filing the Proxy Materials of $1,300,000 to be deposited by wire transfer into the account of the Securities and Exchange Commission at Mellon Bank. SunGard’s CIK number is 0000789388.

April 11, 2005

        A copy of this letter, together with a copy of the Proxy Materials, is being delivered to the New York Stock Exchange, Inc.

        Please direct any questions or comments to Eliza W. Swann (at 212-848-8073) or the undersigned (at 212-848-5337).

Very truly yours,

/s/ Darryl Kowal
Darryl Kowal

cc:	Elisa DiPrisco
New York Stock Exchange, Inc.

Clare O’Brien
Creighton O’M. Condon
Shearman & Sterling LLP